PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 504	$ 394
Acquisitions through business combinations	23	38
Reduction arising from payments/derecognition	0	(8)
Accretion	17	17
Changes in estimates	94	61
Foreign exchange	7	2
Balance, end of the year	$ 645	$ 504